Expense Example {- Fidelity Advisor Freedom® Income Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-08 - Fidelity Advisor Freedom® Income Fund - Class Z6	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 38
3 years	118
5 years	206
10 years	$ 464